Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Jun. 30, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities	Components of accrued expenses and other current liabilities are as follows as of June 30,:
	2024	2023
Accruals for operating expenses	$78,473	$12,019
Bonus payable	30,856	33,339
Other payables	5,798	6,474
Total	$115,127	$51,832